Contingent Payment - Summary of Contingent Payment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment, Beginning of Year	$ 143	$ 132
Re-measurement	(80)	164
Liabilities Settled or Payable		(153)
Contingent Payment, End of Year	63	143
Less: Current Portion	36	79
Long-Term Portion	$ 27	$ 64